Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

22. Share-based compensation

Stock options

On December 9, 2016, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”). All the share options granted under the 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant. The Company reserved 1,000,000 shares for issuance under the 2016 Plan. The exercise price for such options is RMB 0.0006 (US$ 0.0001) per share.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.

The Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options’ di minimis exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options.

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 45,633,820, RMB 35,344,620 and RMB 24,053,760 (US$ 3,487,467) for the years ended December 31, 2020, 2021 and 2022, respectively.

A summary of share option activities under the 2016 Plan for the years ended December 31, 2021 and 2022 is as follows:

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term Years	value
		RMB	RMB		RMB
Balance, December 31, 2019	12,055,912	—	19.87	8.18	578,275,151
Granted	878,125	—	14.51	—	—
Exercised	(797,463)	—	13.45	—	10,316,855
Forfeited	(1,066,563)	—	52.22	—	—
Balance, December 31, 2020	11,070,011	—	16.79	7.31	99,672,691
Exercised	(1,019,625)	—	13.60	—	13,879,913
Forfeited	(158,500)	—	28.96	—	—
Balance, December 31, 2021	9,891,886	—	16.92	6.30	61,139,618
Exercised	(357,600)	—	5.66	—	2,037,155
Forfeited	(72,500)	—	28.76	—	—
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Vested and expected to vest as of December 31, 2022	9,287,789	—	33.26	5.31	60,850,345
Exercisable, December 31, 2022	8,499,473	—	33.19	5.13	55,685,575

22. Share-based compensation - continued

Stock options - continued

The aggregate intrinsic value in the table above represents the difference between the exercise price and the Company’s closing stock price on the last trading day in 2020, 2021 and 2022, respectively. The total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 was RMB 10,723,410, RMB 13,862,597 and RMB 2,023,265 (US$ 293,346) respectively. The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was RMB 94,674,877, RMB 55,458,785 and RMB 50,943,916 (US$7,386,173), respectively.

As of December 31, 2022, the total unrecognized compensation expense relating to unvested share options was RMB 5,265,997 (US$ 763,498). The expense is expected to be recognized over a weighted-average period of 0.87 years.

For the years ended December 31, 2020, 2021 and 2022, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Sales and marketing	1,912,318	1,726,837	527,537	76,486
General and administrative	40,894,564	29,684,217	21,102,104	3,059,517
Research and development	2,826,938	3,933,566	2,424,119	351,464
	45,633,820	35,344,620	24,053,760	3,487,467